Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill
Schedule of goodwill

	Goodwill for the Years Ended December 31,
	2013	2012	2011
Balance as of January 1:
Goodwill	$2,038	$2,038	$2,038
Accumulated impairment losses	(1,714)	(1,714)	(1,714)
Balance as of December 31:	$324	$324	$324